Commitments And Contingencies (Capital Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cumulative Paid	$ 565.3	[1]
2014	1,061.4
2015	473.5
2016	213.8
Total	2,314.0	[2]
ENSCO DS-8 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Paid	161.4	[1]
2014	383.2
2015	0
2016	0
Total	544.6	[2]
ENSCO DS-9 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Paid	157.4	[1]
2014	373.2
2015	0
2016	0
Total	530.6	[2]
ENSCO DS-10 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Paid	103.0	[1]
2014	103.0
2015	307.4
2016	0
Total	513.4	[2]
ENSCO 110 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Paid	41.0	[1]
2014	0
2015	166.1
2016	0
Total	207.1	[2]
ENSCO 122 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Paid	49.0	[1]
2014	202.0
2015	0
2016	0
Total	251.0	[2]
ENSCO 123 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Paid	53.5	[1]
2014	0
2015	0
2016	213.8
Total	$ 267.3

[1]	Cumulative paid represents the aggregate amount of contractual payments made from commencement of the construction agreement through December 31, 2013.
[2]	Total commitments are based on fixed-price shipyard construction contracts, exclusive of costs associated with commissioning, systems integration testing, project management and capitalized interest.